Ordinary Shares	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Ordinary Shares

14.ORDINARY SHARES

On September 18, 2015, the Company authorized 1,000,000,000 shares of a par value of US$0.00005 (equivalent to RMB0.0003) per share and issued 1 ordinary share at par value at incorporation.

The ordinary shares of the Company are classified as Class A, Class B and Class C ordinary shares. Holders of Class A, Class B and Class C ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and is not convertible. Each Class B ordinary share is entitled to seven votes and is solely convertible into one Class A ordinary share, at any time by the holder thereof. Each Class C ordinary share is entitled to ten votes and is solely convertible into one Class A ordinary share, at any time by the holder thereof.

On August 29, 2018, the Company’s Board of Directors approved a share repurchase program under which the Company was authorized to repurchase up to US$50,000 of its Class A ordinary shares in the form of ADSs over the following 12 months. On November 18, 2019, the Company’s Board of Directors approved the extension of the repurchase program to August 23, 2020. On December 6, 2021, the Company’s Board of Directors approved a share repurchase program under which the Company was authorized to repurchase up to US$15,000 of its Class A ordinary shares in the form of ADSs over the following 24 months. In 2021, the Company transferred RMB4,866 to the designated account for share repurchase, which was subsequently used in December 2021 and January 2022. 1,297,363 ADSs, 4,097,195 ADSs and 120,650 ADSs (equivalent to 51,895, 163,884 and 60,325 Class A ordinary shares, respectively) were repurchased for the years ended December 31, 2019, 2020 and 2021 at a total consideration of RMB30,793, RMB26,579 and RMB3,623, respectively. The repurchased shares were presented as treasury stock on the consolidated balance sheets as of December 31, 2020 and 2021.

During the year ended December 31, 2019, 2020 and 2021, 6,600, 148,438 and 107,318 Class C ordinary shares were converted into 6,600, 148,438 and 107,318 Class A ordinary shares, respectively.